INTANGIBLE LEASE ASSETS AND LIABILITIES (Estimated Amortization of Intangible Lease Assets) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortiztaion, In-Place Leases and Other Intangibles, Above-Market Leases
Total	$ 175,427	$ 182,147	$ 342,357
Below Market Lease, Amortization Income, Maturity Schedule [Abstract]
Remainder of 2020	2,476
Year One	3,051	4,746
Year Two	2,522	2,907
Year Three	2,160	2,495
Year four	1,645	2,126
Year Five		1,601
After Year Four	6,738
After Year Five		6,648
Total	18,592	20,523	36,418
Acquired in-place leases and other intangibles
Amortiztaion, In-Place Leases and Other Intangibles, Above-Market Leases
Remainder of 2020	11,043
Year One	19,519	20,943
Year Two	18,025	18,544
Year Three	15,967	17,458
Year four	14,161	15,593
Year Five		13,901
After Year Four	79,793
After Year Five		78,285
Total	158,508	164,724	307,895
Above-market leases
Amortiztaion, In-Place Leases and Other Intangibles, Above-Market Leases
Remainder of 2020	1,421
Year One	2,326	2,753
Year Two	2,138	2,175
Year Three	1,872	2,005
Year four	1,411	1,768
Year Five		1,326
After Year Four	7,751
After Year Five		7,396
Total	$ 16,919	$ 17,423	$ 34,462